Short-Term Deposits and Marketable Securities	12 Months Ended
Dec. 31, 2020
Investments Debt And Equity Securities [Abstract]
Short-Term Deposits and Marketable Securities
3.	SHORT-TERM DEPOSITS AND MARKETABLE SECURITIES

To optimize the return yield on its short-term investments, the Company invested $581 million of available cash in short-term deposits as at December 31, 2020. These short-term deposits represent cash equivalents with original maturity beyond three months and no significant risk of changes in fair value.

Changes in the fair value of marketable securities, as reported in current assets on the consolidated balance sheets as at December 31, 2020 and December 31, 2019 are detailed in the tables below:

	December 31, 2019	Purchase	Proceeds at maturity	Change in fair value included in OCI*	Change in fair value recognized in earnings	December 31, 2020
U.S. Treasury debt securities	133	—	—	—	—	133
Total	133	—	—	—	—	133

*	Other Comprehensive Income

	December 31, 2018	Purchase	Proceeds at maturity	Change in fair value included in OCI*	Change in fair value recognized in earnings	December 31, 2019
U.S. Treasury debt securities	330	—	(200)	3	—	133
Total	330	—	(200)	3	—	133

*	Other Comprehensive Income

As at December 31, 2020, the Company held $133 million of U.S. Treasury Bonds, all transferred to a financial institution with high credit quality.  These transactions were concluded in compliance with the Company’s policy to optimize the return on its short-term interest rate investments, always placed with institutions with high credit rating.  The Company, acting as the securities lender, does not hold any collateral on the unsecured securities lending transactions. The Company retains effective control on the transferred securities. U.S. Treasury Bonds totaling $200 million matured in 2019.  The amount was reported as “proceeds from matured marketable securities” in the consolidated statement of cash flows for the year ended December 31, 2019.

The debt securities had an average rating of Aaa/AA+/AAA from Moody’s, S&P and Fitch, respectively, with a weighted average maturity of 0.5 years.  The bonds were classified as available-for-sale and recorded at fair value as at December 31, 2020.  This fair value measurement corresponds to a Level 1 fair value hierarchy measurement.  The aggregate amortized cost basis of these securities totaled $132 million as at December 31, 2020.

On January 1, 2020, the Company adopted the new ASC 326 guidance which provides a modified impairment model applicable to available-for-sale debt securities.  The new credit impairment model does not significantly differ from the previous “Other-than-temporary impairment” model (“OTTI”) defined in prior guidance.  The new model retains the same criteria, while it does not take into consideration the length of time during which the fair value has been lower than amortized cost when assessing the existence of a credit loss.  At adoption date and as at December 31, 2020, the fair value of the U.S. Treasury Bonds was higher than the amortized cost of the debt securities.  Consequently, no impairment had occurred, and no allowance was recognized as at December 31, 2020.